Additional Information of Cash Flow Statements - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 286,121	₩ 17,806	₩ 63,075
Other receivables	(163,234)	(20,786)	113,740
Inventories	1,136,819	(1,451,009)	(1,435,170)
Other current assets	42,337	1,118	110,688
Other non-currentassets	(30,010)	5,974	12,455
Trade accounts and notes payable	(732,741)	379,742	(607,999)
Other payables	2,762	(111,893)	(26,922)
Other current liabilities	(173,762)	(197,154)	338,273
Provisions	(75,514)	(119,617)	(145,763)
Payments of severance benefits	(152,275)	(189,165)	(185,220)
Plan assets	(217,953)	(245,214)	3,815
Other non-currentliabilities	(36,595)	(175,528)	(82,605)
Changes in operating cash flows	₩ (114,045)	₩ (2,105,726)	₩ (1,841,633)